Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue		$ 17,186,677	$ 13,971,743	$ 13,471,471
Cost of sales		(13,829,471)	(10,604,640)	(10,659,109)
Gross profit		3,357,206	3,367,103	2,812,362
Operating expenses:
Selling and distribution expenses		(304,406)	(239,013)	(227,000)
General and administrative expenses		(2,677,883)	(1,646,043)	(1,596,032)
Income from operations		374,917	1,482,047	989,330
Other income/(expenses):
Interest expense		(582,013)	(403,723)	(187,442)
Other income		436,050	219,309	53,420
Profit before income tax		228,954	1,297,633	855,308
Income tax expense		(19,281)	(178,101)	(110,809)
Profit for the year		209,673	1,119,532	744,499
Other comprehensive income:
Exchange differences on translating foreign operations			(313)	315
Total comprehensive income attributable to equity owners of the Company		$ 209,673	$ 1,119,219	$ 744,814
Earnings per share attributable to owners of the Company
Basic earnings per share (in Dollars per share)		$ 0.01	$ 0.07	$ 0.05
Diluted earnings per share (in Dollars per share)		$ 0.01	$ 0.07	$ 0.05
Weighted average number of ordinary shares used in computing basic earnings (in Shares)	[1]	16,000,000	16,000,000	16,000,000
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	[1]	16,000,000	16,000,000	16,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.